Leases - Schedule of Lease Receivable and Lease Obligation (Details) - Lease Receivable [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Lease Receivable and Lease Obligation [Line Items]
Balance Beginning	$ 1,331	$ 1,315
Addition		283
Interest accrual	99	125
Change due to lease modifications	59
Interest received or paid	(99)	(125)
Lease repayment	(258)	(271)
Foreign exchange impact	36	4
Balance Ending	1,168	$ 1,331
Less: current portion	286
Non-current portion	$ 882